Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Cash and Cash Equivalents	As of December 31, 2024 and 2023, consolidated cash and cash equivalents consisted of:

		2024	2023
Cash and bank accounts	$	330	363
Fixed-income securities and other cash equivalents		534	261

	$	864	624